PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property and equipment, ne

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Land	295,496	295,496	1,894
Buildings	616,595	620,453	3,976
Leasehold improvements	1,371,345	1,353,483	8,673
Vehicle	52,520	48,211	309
Tools and equipment	998,867	1,169,727	7,496
Subtotal	3,334,823	3,487,370	22,348
Less: accumulated depreciation	(1,456,351)	(1,637,771)	(10,495)
Property and equipment, net	1,878,472	1,849,599	11,853